Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation
Stock-based compensation expense	$ 13,779,000	$ 31,242,000	$ 1,837,000
Amortization period	4 years
Stock compensation expenses related to the grants	13,800,000	4,100,000	1,800,000
Alibaba
Stock-based compensation
Stock-based compensation expense		27,100,000
Costs of revenues
Stock-based compensation
Stock-based compensation expense	755,000	4,253,000	201,000
Sales and marketing
Stock-based compensation
Stock-based compensation expense	1,583,000	6,150,000	330,000
Product development
Stock-based compensation
Stock-based compensation expense	4,392,000	9,209,000	638,000
General and administrative
Stock-based compensation
Stock-based compensation expense	$ 7,049,000	$ 11,630,000	$ 668,000